SUBSEQUENT EVENTS (Details) - $ / shares	Jan. 03, 2024	Jan. 02, 2024	Dec. 31, 2023	Sep. 15, 2023	Sep. 14, 2023	Sep. 13, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)			$ 0.00075	$ 0.00005	$ 0.00075	$ 0.00005	$ 0.00075
Subsequent events | Equity Incentive Plan 2024 | Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares of the group available for grant		8,000,000
Subsequent events | Equity Incentive Plan 2024 | Class B Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares of the group available for grant		1,000,000
Ordinary shares, par value (in dollars per share)		$ 0.00075
Subsequent events | Equity Incentive Plan 2024 | Class B Ordinary Shares | Related Party
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	1,000,000
Subsequent events | Equity Incentive Plan 2024 | Mr. Lin | Class B Ordinary Shares | Related Party
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	550,000
Subsequent events | Equity Incentive Plan 2024 | Mr. Yi Yang | Class B Ordinary Shares
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	450,000